Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2019	2018

Backlog contract (Note 8)	$372	$372
Proprietary technology (Note 8)	26,179	26,179
Accumulated amortization	(5,281)	(3,972)
Impairment	(18,893)	—
Intangible assets, net	$2,377	$22,579

Schedule of Amortization expenses related to intangible assets

	For the years ending December 31,
						2025 and
	2020	2021	2022	2023	2024	thereafter
	$	$	$	$	$	$
Amortization expenses	146	146	146	146	146	1,647